Schedule of provision of expected credit losses (Details) - USD ($) $ in Thousands	12 Months Ended
	Sep. 30, 2024	Sep. 30, 2023	Sep. 30, 2022
Credit Loss [Abstract]
Balance at beginning of the period	$ 1,603	$ 1,557	$ 1,770
Adoption ASU 2016-13	(2)
Addition in credit losses	83	102	150
Write-offs		(14)	(201)
Foreign currency translation adjustment	65	(42)	(162)
Balance at end of the period	$ 1,749	$ 1,603	$ 1,557